                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2899

                              CASH EQUIVALENT FUND
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       7/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Equivalent Fund

ANNUAL REPORT TO SHAREHOLDERS

July 31, 2003

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded
or accompanied by a prospectus.

Portfolio Management Review

In the following interview, Portfolio Managers Geoffrey Gibbs and Joseph Benevento discuss the market environment and their team's approach to managing Cash Equivalent Fund series during the 12-month period ended July 31, 2003.

Q: What impact did Federal Reserve Board policy have on money market activity during the period?

A: Federal Reserve Board policy in general had a major impact on the backdrop to money market activity, as did the US economy. During the first half of the fiscal year, the US economy grew slightly on the back of strong consumer demand for houses, housing-related items and automobiles. In September, the Federal Reserve Board left rates unchanged, but it was a decision opposed by two board members. The ongoing threat of war with Iraq, volatility in the stock market, rising oil prices and relatively soft employment numbers all weighed on consumer confidence, which slumped in October to its lowest level since 1993. Business spending showed no convincing signs of a pickup until November, when a rise in durable goods orders signaled a possible turnaround. Consumer confidence rallied despite a poor labor market. Still, following a weak employment report as well as other unfavorable economic reports, the Federal Reserve Board cut the targeted federal funds rate by 50 basis points to 1.25% on November 6 in an effort to jump-start an economy that it thought might be decelerating.1 This surprisingly aggressive move gave investors some relief that support was in the pipeline for an economy in what Fed chairman Alan Greenspan called a "soft spot." In December, the Bush administration's shake-up of its economic team was seen by the financial markets as a sign that the president was looking to revive the economy with a new stimulus plan, including aggressive tax cuts.

1 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

As 2003 began, investors demonstrated enthusiasm for the US government's economic growth initiatives. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, the US equity market stumbled again. Gross domestic product (GDP) growth managed to chug along at a rate of 1.4%, but geopolitical uncertainties kept volatility high. In this environment, there was a flight to quality into short-term US Treasuries. In March 2003, the Federal Reserve Board stated that it would not currently take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second calendar quarter, economic and political conditions improved. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The $350 billion tax cut and spending incentives recently implemented offered stimulus to the economy. Also, the conclusion of active military operations in Iraq at the end of April provided the financial markets with a welcome sigh of relief. On the other hand, corporate spending remained reluctant and unemployment gradually worsened, keeping consumer spending reined in with the exception of the housing sector. As a result, estimates for second quarter GDP remained in the 1.5% to 1.8% range.

On May 6, the Federal Reserve Board again kept the targeted federal funds rate unchanged at 1.25% but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

Then, on June 25, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958.

In July, the bond market experienced a strong backup as the 10-year note climbed about 150 basis points in yield, which was its most volatile move in sixteen years. The sharp sell-off in the Treasury market can be attributed to various factors including an oversupply in Treasury securities and confusion over the Fed's communications regarding their use of long-term Treasuries as a policy tool.

Q: How did the portfolios in the series perform over the annual period?

A: We were able to produce competitive yields in the Cash Equivalent Fund - Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio for the period. However, overall marketplace yields declined in the period, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003, had a more modest impact on the portfolios' yields because the higher-yielding securities bought by the portfolios before the rate cut will continue to benefit the portfolios' yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which is likely to be lower given the Federal Reserve Board rate cut.

Q: In light of recent market conditions, what has been the strategy for Cash Equivalent Fund - Money Market Portfolio and Government Securities Portfolio?

A: By staying disciplined in the purchase of high-quality instruments and actively maintaining a longer-than- benchmark duration profile as market conditions changed, we were able to produce highly competitive yields in the portfolios for the annual period. In light of the uncertainty in the financial markets and in the US economy, we maintained an average weighted maturity, generally in the 45- to 55-day range, for most of the fiscal year.

Portfolio Performance
As of July 31, 2003

7-Day Current Yield
Money Market Portfolio	.36%
Government Securities Portfolio	.15%
Tax-Exempt Portfolio	.22%
(Equivalent Taxable Yield)*	.34%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.

At the start of the period, we maintained a "barbell strategy," whereby we purchased short-dated commercial paper for liquidity and also focused on adding yield through certificates of deposit in the Money Market Portfolio. Within both portfolios we added agency discount notes in the nine-month to one-year sector as well as 13-month callable agencies to take advantage of the higher yields available at the long end of the money market yield curve. Toward the end of the third calendar quarter when the yield curve flattened and the large percentage of shorter-term holdings became vulnerable to potential interest rate cuts by the Federal Reserve Board, we adjusted our strategy to include purchases of securities in the intermediate range of the money market yield curve. We focused our investments during October in the one- to three-month range, locking in attractive rates and making the portfolios less susceptible to Federal Reserve Board action. We also reduced the portfolios' position in floating-rate notes. In November, as the yield curve steepened again, we bought primarily in the three- to six-month range, where we were able to pick up significant yield while maintaining the portfolios' weighted average maturity at the longer end of its range. For the first time in several months, we were able to add floating-rate notes products to the Money Market Fund, as the flat yield curve of the prior six to eight months had not made this an attractive investment. In December, we added liquidity to the portfolio.

As 2003 began, we resumed our barbell strategy. When the yield curve flattened in March, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve. During the second calendar quarter, the majority expectation in our money market portfolio management team was for a 25-basis-point rate cut. When, in the run-up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. We focused instead on enhancing liquidity with investments in the one- to three-month range. While this led to a temporary reduction in the weighted average maturity of the portfolios, the decision proved correct. After the Federal Reserve Board's move, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than immediately before June 25. In addition, the yield curve became positively sloped again, making the purchases of longer-dated securities more attractive.

In July, the long end of the Treasury curve steepened considerably, but the money market curve did not follow. Since we continue to anticipate a steeper curve in the future, we have been shortening our weighted average maturities to take advantage of a backup in yields.

Q: In light of recent market conditions, what has been the strategy for Cash Equivalent - Tax-Exempt Portfolio?

A: We adjusted the portfolio's weighted average maturity to prepare for seasonal events and supply/demand phenomena. In light of the uncertainty in the financial markets and in the US economy, we tried to keep the fund's weighted average maturity in a neutral- to shorter-than-the benchmark range. This was especially so in April and May, when the municipal money market yield curve inverted. We continued to focus on the highest-quality investments throughout the period while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or an insurance company. Given our credit concerns regarding California's downgrade in December 2002 and its subsequent placement on negative watch in June 2003, we chose not to participate in California's June issuance sale.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies. We will seek to provide high current income consistent with liquidity and capital preservation.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date.

* The equivalent taxable yield allows you to compare the portfolio's performance with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. For more complete details about the Funds' holdings, see pages 4-12. A quarterly Portfolio Holdings report is available upon request.

Portfolio of Investments as of July 31, 2003

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.0%
Canadian Imperial Bank of Commerce, 1.25%, 4/5/2004	25,000,000	24,981,158
Credit Lyonnais SA, 1.19%, 8/11/2003	15,000,000	15,000,000
Lloyds TSB Bank PLC, 0.98%, 8/19/2003	25,000,000	25,000,000
Societe Generale, 0.92%, 12/23/2003	10,000,000	10,000,000
Toronto Dominion Bank, 1.05%, 1/22/2004	10,000,000	10,000,000
Unicredito Italiano SpA, 0.94%, 9/24/2003	10,000,000	10,000,000
Westdeutsche Landesbank AG, 1.06%, 1/5/2004	10,000,000	10,000,000
Total Certificates of Deposit and Bank Notes (Cost $104,981,158)		104,981,158

Commercial Paper 57.1%
Abbey National North America, 1.11%**, 8/1/2003	20,000,000	20,000,000
Asset Portfolio Funding Corp., 0.95%**, 9/22/2003	10,000,000	9,986,277
CAFCO International, 1.18%**, 8/13/2003	7,500,000	7,497,050
CC (USA), Inc., 1.04%**, 10/20/2003	13,500,000	13,468,800
CIT Group Holdings, Inc., 1.05%**, 11/10/2003	10,000,000	9,970,542
CIT Group Holdings, Inc., 1.06%**, 9/16/2003	5,000,000	4,993,228
CIT Group Holdings, Inc., 1.06%**, 10/15/2003	10,000,000	9,977,917
Coca Cola Enterprises Inc., 1.0%**, 8/6/2003	5,000,000	4,999,306
Delaware Funding Corp., 1.04%**, 8/15/2003	10,000,000	9,995,956
Dorada Finance, Inc., 1.05%**, 1/15/2004	10,000,000	9,951,292
Falcon Asset Securitization Corp., 1.03%**, 8/14/2003	10,000,000	9,996,281
GE Capital International Funding, Inc., 1.03%**, 10/10/2003	25,000,000	24,949,931
Goldman Sachs Group, Inc., 0.94%**, 11/21/2003	19,000,000	18,944,436
Grampian Funding LLC, 1.07%**, 10/23/2003	10,000,000	9,975,331
HBOS Treasury Services PLC, 1.05%**, 1/5/2004	10,000,000	9,954,208
International Lease Finance Corp., 1.04%**, 10/9/2003	15,000,000	14,970,100
Irish Life & Permanent PLC, 1.05%**, 10/20/2003	10,000,000	9,976,667
K2 (USA) LLC, 0.92%**, 12/11/2003	10,000,000	9,966,267
K2 (USA) LLC, 1.05%**, 9/17/2003	6,000,000	5,991,775
K2 (USA) LLC, 1.28%**, 8/29/2003	10,000,000	9,990,044
KBC Financial Products International Ltd., 1.26%**, 9/3/2003	15,000,000	14,982,674
Lake Constance Funding LLC, 1.05%**, 8/18/2003	15,100,000	15,092,512
Lake Constance Funding LLC, 1.05%**, 10/24/2003	8,900,000	8,878,195
Liberty Street Funding Co., 1.04%**, 10/16/2003	10,000,000	9,978,044
Liberty Street Funding Co., 1.05%**, 10/24/2003	10,000,000	9,975,500
Northern Rock PLC, 1.05%**, 8/11/2003	5,000,000	4,998,542
Perry Global Funding LLC, 0.94%**, 10/10/2003	20,000,000	19,963,444
Perry Global Funding LLC, 1.03%**, 9/26/2003	10,000,000	9,983,978
Prudential PLC, 1.03%**, 10/14/2003	16,000,000	15,966,124
RWE AG, 1.05%**, 9/26/2003	10,000,000	9,983,667
Scaldis Capital LLC, 1.05%**, 10/27/2003	20,000,000	19,949,250
Scaldis Capital LLC, 1.23%**, 8/11/2003	17,000,000	16,994,192
Sheffield Receivables Corp., 1.05%**, 8/15/2003	10,000,000	9,995,917
Sheffield Receivables Corp., 1.05%**, 1/8/2004	10,000,000	9,953,333
Spintab AB, 1.22%**, 8/1/2003	5,000,000	5,000,000
Tango Finance Corp., 1.06%**, 1/15/2004	9,000,000	8,955,745
Tulip Funding Corp., 1.03%**, 8/14/2003	10,000,000	9,996,281
Tulip Funding Corp., 1.05%**, 10/23/2003	25,188,000	25,127,024
Verizon Network Funding Group, 1.0%**, 8/14/2003	10,000,000	9,996,389
Total Commercial Paper (Cost $461,326,219)		461,326,219

Floating Rate Notes* 15.2%
American Honda Finance Corp., 1.227%, 9/8/2003	25,000,000	25,000,000
Associates Corp. of North America, 1.219%, 6/15/2004	10,000,000	10,000,000
Bank of Scotland Treasury Services PLC, 1.262%, 5/28/2004	5,000,000	5,004,975
Beta Finance, Inc., 1.235%, 2/6/2004	7,500,000	7,499,805
Blue Heron Funding Ltd., 1.13%, 5/19/2004	5,000,000	5,000,000
Dorada Finance, Inc., 1.197%, 3/3/2004	25,000,000	25,000,000
Goldman Sachs Group, Inc., 1.232%, 1/23/2004	10,000,000	10,000,000
Nordea Bank Finland PLC, 1.055%, 9/10/2003	25,000,000	24,999,175
Paccar Financial Corp., 1.115%, 12/22/2003	10,000,000	10,003,025
Total Floating Rate Notes (Cost $122,506,980)		122,506,980

Short-Term Notes 2.3%
Wal-Mart Stores, Inc., 4.375%, 8/1/2003 (Cost $18,500,000)	18,500,000	18,500,000

US Agency Obligations 3.7%
Federal Home Loan Bank, 1.0%**, 11/21/2003	10,000,000	9,968,889
Federal Home Loan Mortgage Corp., 3.25%, 1/15/2004	20,000,000	20,197,280
Total US Agency Obligations (Cost $30,166,169)		30,166,169

Repurchase Agreements*** 8.7%
Goldman Sachs & Co., 1.13%, dated 7/31/2003, to be repurchased at $67,002,103 on 8/1/2003	67,000,000	67,000,000
State Street Bank and Trust Co., 1.05%, dated 7/31/2003, to be repurchased at $3,098,090 on 8/1/2003	3,098,000	3,098,000
Total Repurchase Agreements (Cost $70,098,000)		70,098,000
Total Investment Portfolio - 100.0% (Cost $807,578,526) (a)		807,578,526

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $807,578,526.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of July 31, 2003

Government Securities Portfolio	Principal Amount ($)	Value ($)

US Agency Obligations 60.0%
Federal Home Loan Bank, 0.98%*, 10/7/2004	20,000,000	19,991,097
Federal Home Loan Bank, 0.99%*, 9/27/2004	50,000,000	49,982,597
Federal Home Loan Bank, 1.25%, 4/15/2004	7,000,000	6,994,741
Federal Home Loan Bank, 1.36%, 3/5/2004	6,000,000	6,000,000
Federal Home Loan Bank, 3.75%, 2/13/2004	10,000,000	10,148,400
Federal Home Loan Bank, 4.75%, 6/28/2004	10,000,000	10,328,155
Federal Home Loan Mortgage Corp., 0.904%**, 12/30/2003	10,000,000	9,962,250
Federal Home Loan Mortgage Corp., 0.972%**, 8/28/2003	5,000,000	4,996,362
Federal Home Loan Mortgage Corp., 1.023%**, 10/23/2003	10,000,000	9,976,483
Federal Home Loan Mortgage Corp., 1.045%**, 12/24/2003	5,000,000	4,979,056
Federal Home Loan Mortgage Corp., 1.055%**, 11/12/2003	20,000,000	19,939,917
Federal Home Loan Mortgage Corp., 1.063%**, 10/30/2003	11,000,000	10,970,787
Federal Home Loan Mortgage Corp., 5.0%, 1/15/2004	37,235,000	37,893,055
Federal Home Loan Mortgage Corp., 6.375%, 11/15/2003	12,000,000	12,169,156
Federal National Mortgage Association, 0.993%*, 3/11/2004	10,000,000	9,997,745
Federal National Mortgage Association, 1.06%*, 1/29/2004	20,000,000	20,000,000
Federal National Mortgage Association, 1.095%**, 10/31/2003	20,000,000	19,944,894
Federal National Mortgage Association, 4.75%, 11/14/2003	5,000,000	5,049,296
Federal National Mortgage Association, 5.625%, 5/14/2004	6,000,000	6,211,012
Student Loan Marketing Association, 1.014%*, 10/16/2003	5,000,000	5,000,000
Student Loan Marketing Association, 1.024%*, 8/21/2003	5,000,000	4,999,972
Total US Agency Obligations (Cost $285,534,975)		285,534,975

Government Guaranteed Securities 4.7%
Hainan Airlines, Series 2000-2, 0.92%*, 12/21/2004	4,268,752	4,268,752
Hainan Airlines, Series 2001-1, 1.119%*, 12/15/2007	4,524,619	4,524,619
Hainan Airlines, Series 2001-2, 1.119%*, 12/15/2007	4,524,619	4,524,619
Hainan Airlines, Series 2001-3, 1.119%*, 12/15/2007	9,049,238	9,049,238
Total Government Guaranteed Securities (Cost $22,367,228)		22,367,228

Repurchase Agreements*** 35.3%
Credit Suisse First Boston Corp., 1.13%, dated 7/31/2003, to be repurchased at $75,002,354 on 8/1/2003	75,000,000	75,000,000
Goldman Sachs & Co., 1.13%, dated 7/31/2003, to be repurchased at $47,001,475 on 8/1/2003	47,000,000	47,000,000
Merrill Lynch & Co., 1.083%, dated 7/29/2003, to be repurchased at $40,007,220 on 8/4/2003	40,000,000	40,000,000
State Street Bank and Trust Co., 1.05%, dated 7/31/2003, to be repurchased at $5,879,171 on 8/1/2003	5,879,000	5,879,000
Total Repurchase Agreements (Cost $167,879,000)		167,879,000
Total Investment Portfolio - 100.0% (Cost $475,781,203) (a)		475,781,203

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2003.
** Annualized yield at time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $475,781,203.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of July 31, 2003

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 1.0%
Community College Finance Authority, Tax and Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004 (b)	2,000,000	2,018,655
Colorado 1.0%
State General Funding Tax and Revenue Anticipation Notes, 1.75%, 6/25/2004	2,000,000	2,015,494
District of Columbia 2.1%
General Obligation, Series D, 0.9%*, 6/1/2029 (b) (c)	2,185,000	2,185,000
Multimodal-Medlantic, Series C, 0.9%*, 8/15/2038 (b)	1,900,000	1,900,000
		4,085,000
Florida 8.9%
Alachua County, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 0.9%*, 12/1/2012 (c)	500,000	500,000
Capital Travel Agency Revenue, Seminole Tribe Resort, Series B, 0.9%*, 10/1/2033 (c)	1,300,000	1,300,000
Dade County, School Board Certificates of Anticipation Notes, Series A, Prerefunded, 5.75%, 5/1/2009 (b)	1,000,000	1,046,071
Indian River County, Hospital Revenue, 0.98%*, 10/1/2015 (c)	3,500,000	3,500,000
Jacksonville, Electric Authority Revenue, Electric Systems, Series C-1, 0.85%, 9/5/2003	4,000,000	4,000,000
Lee County, Airport Revenue, Series 811-X, 0.96%*, 10/1/2029 (b)	500,000	500,000
Ocean Highway and Port Authority Revenue, 0.95%*, 12/1/2020 (c)	500,000	500,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 0.9%*,11/1/2028 (c)	1,960,000	1,960,000
Pasco County, School Board Certificates of Participation, 0.85%*, 8/1/2026 (b) (c)	4,000,000	4,000,000
		17,306,071
Georgia 6.4%
Burke County, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 0.9%*, 1/1/2018 (b)	320,000	320,000
Cobb County, Development Authority, Educational Facilities Revenue, Mt. Paran Christian School, Inc. Project, 0.85%*, 7/1/2022 (c)	6,100,000	6,100,000
LaGrange, Development Authority Revenue, LaGrange College Project, 0.93%*, 6/1/2031 (c)	6,000,000	6,000,000
		12,420,000
Illinois 12.6%
Chicago, General Obligation, Series B, 0.88%*, 1/1/2037 (b) (c)	1,200,000	1,200,000
Chicago, Homestart Program, Series A, 0.95%*, 6/1/2005 (c)	3,000,000	3,000,000
Chicago, O'Hare International Airport Revenue, General Airport 2nd Lien, Series A, 0.8%*, 1/1/2015 (c)	1,600,000	1,600,000
Chicago, Sales Tax Revenue, 0.9%*, 1/1/2034 (b) (c)	4,200,000	4,200,000
General Obligation, 2.0%, 1/15/2004	6,500,000	6,530,786
Health Facilities Authority Revenue, The Carle Foundation, Series B, 0.9%*, 7/1/2028 (b)	5,500,000	5,500,000
Will and Kendall Counties, Community School District No. 202, 0.92%*, 1/1/2023 (b)	2,600,000	2,600,000
		24,630,786
Indiana 5.6%
Bond Bank Revenue, Advance Funding Program Notes, Series A, 2.0%, 1/27/2004 (b)	2,000,000	2,008,722
Development Finance Authority, Industrial Development Revenue, Enterprise Center II Project, AMT, 0.95%*, 6/1/2022 (c)	2,000,000	2,000,000
Health Facilities Finance Authority Revenue, Ascension Health Credit, Series B, 0.82%*, 11/15/2039	2,230,000	2,230,000
Portage, Economic Development Revenue, Breckenridge Apartments Project, AMT, 0.94%*, 5/1/2025 (c)	4,650,000	4,650,000
		10,888,722
Iowa 0.5%
Higher Education Authority Revenue, St. Ambrose Private College, 0.9%*, 4/1/2033 (c)	1,000,000	1,000,000
Kentucky 8.6%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.0%*, 8/1/2013 (c)	8,000,000	8,000,000
Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.0%*, 11/1/2030 (c)	3,730,000	3,730,000
Pendleton County, Multi-City Lease Revenue, 0.85%, 9/8/2003	5,000,000	5,000,000
		16,730,000
Louisiana 0.7%
Offshore Term Authority, Deep Water Port Revenue, Loop LLC Project, Series A, 0.9%*, 9/1/2014 (c)	1,300,000	1,300,000
Maine 0.8%
General Obligation, Tax Anticipation Notes, 1.75%, 6/30/2004	1,500,000	1,512,889
Massachusetts 2.5%
Water Reserves Authority, Series C, 0.92%*, 8/1/2020 (c)	4,900,000	4,900,000
Michigan 8.4%
ABN Amro Munitops Certificates, 0.93%*, 1/1/2011 (b) (c)	350,000	350,000
Battle Creek, Downtown Development Authority, Prerefunded, 7.65%, 5/1/2022	500,000	535,121
Farmington Hills, Economic Development Corp., Brookfield Building Association, 0.91%*, 11/1/2010 (c)	100,000	100,000
General Obligation, Pinckney Community Schools, 2.0%, 5/1/2004	1,600,000	1,613,326
Higher Education Facilities Authority Revenue, University of Detroit, 0.91%*, 11/1/2017 (c)	5,000,000	5,000,000
Housing Development Authority, Series A, AMT, 0.93%*, 6/1/2020 (b) (c)	100,000	100,000
Sterling Heights, Economic Development Corp., Kunath Enterprises LLC Project, AMT, 1.1%*, 2/1/2016 (c)	2,400,000	2,400,000
Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.05%*, 10/1/2015	3,850,000	3,850,000
Strategic Fund, Limited Obligation Revenue, Lake Shore, Inc., AMT, 1.1%*, 11/1/2019 (c)	2,410,000	2,410,000
		16,358,447
Montana 1.1%
Forsyth Pollution Control Revenue, Pacificorp Project, 0.92%*, 1/1/2018 (c)	2,100,000	2,100,000
Nevada 1.3%
Clark County, Airport Revenue, Series A, AMT, 1.03%*, 7/1/2036 (b) (c)	750,000	750,000
Department of Business and Industrial Development Revenue, Diamond Plastics Corp. Project, AMT, 1.0%*, 1/1/2005 (c)	1,100,000	1,100,000
Las Vegas Valley Water District, Series B-10, 0.95%*, 6/1/2024 (b) (c)	700,000	700,000
		2,550,000
New York 5.6%
New York City, Municipal Water Finance Authority, 1.0%, 8/14/2003	3,000,000	3,000,000
New York City, Transitional Finance Authority Revenue, Series 1, 0.85%*, 11/1/2022	3,000,000	3,000,000
New York City, Transitional Finance Authority, Bond Anticipation Notes, Series 2, 2.0%, 2/19/2004	2,500,000	2,512,306
Power Authority, 1.0%, 8/6/2003	2,500,000	2,500,000
		11,012,306
Ohio 1.0%
Higher Educational Facilities Community Revenue, Pooled Program, Series A, 1.0%*, 9/1/2020 (c)	1,895,000	1,895,000
Oklahoma 2.2%
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 0.88%*, 6/1/2032 (b) (c)	1,995,000	1,995,000
Tulsa County, Industrial Authority Revenue, First Mortgage Montercau, Series A, 0.9%*, 7/1/2032 (c)	2,400,000	2,400,000
		4,395,000
Oregon 1.0%
Economic Development Revenue, KRC Western, Inc. Project, Series 178, AMT, 0.95%*, 1/1/2017 (c)	2,000,000	2,000,000
Pennsylvania 0.6%
Lehigh County, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp., 1.05%*, 10/1/2014 (c)	1,200,000	1,200,000
South Carolina 0.5%
Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 0.87%*, 11/1/2032 (c)	1,000,000	1,000,000
Tennessee 1.9%
Clarksville, Public Building Authority Revenue, 0.95%*, 7/1/2031 (c)	1,700,000	1,700,000
Kingsport, General Obligation, 4.0%, 3/1/2004 (b)	550,000	559,868
Montgomery County, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.95%*, 4/1/2032 (c)	200,000	200,000
Shelby County, Tax Anticipation Notes, 2.0%, 6/30/2004	1,200,000	1,211,379
		3,671,247
Texas 11.3%
Bexar County, Health Facilities Development Corp. Revenue, Air Force Village Foundation, 0.85%*, 8/15/2030 (c)	2,200,000	2,200,000
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 0.9%*, 12/1/2032	6,600,000	6,600,000
Houston, General Obligation, 0.95%, 8/14/2003	3,000,000	3,000,000
Irving, Independent School District, 2.0%, 2/17/2004	270,000	271,374
Public Finance Authority, General Obligation, 0.95%, 9/10/2003	5,000,000	5,000,000
Public Finance Authority, General Obligation, 0.95%, 11/5/2003	3,035,000	3,035,000
Waco, Industrial Development Corp., Economic Development Revenue, Patriot Homes of Texas Project, AMT, 1.1%*, 6/1/2014 (c)	1,900,000	1,900,000
		22,006,374
Utah 1.9%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 1.1%*, 7/1/2033 (c)	3,650,000	3,650,000
Vermont 2.1%
Student Assistance Corp., Student Loan Revenue, 1.0%*, 1/1/2004 (c)	4,200,000	4,200,000
Washington 3.7%
Health Care Facilities Authority Revenue, Providence Services, Series A, 0.9%*,12/1/2030 (b) (c)	500,000	500,000
Longview, Water and Sewer Revenue, 2.5%, 12/1/2003 (b)	200,000	200,923
Port of Anacortes, Industrial Development, Texaco Project, 1.08%*, 6/15/2019	4,000,000	4,000,000
Tacoma City, General Obligation, 1.05%, 8/14/2003	2,500,000	2,500,000
		7,200,923
West Virginia 0.9%
Preston County, Industrial Development Revenue, Allegheny Wood Products, Inc., AMT, 1.1%*, 12/1/2007 (c)	1,675,000	1,675,000
Wisconsin 3.3%
Franklin, Industrial Development Revenue, All Glass Aquarium Co. Project, AMT, 1.1%*, 9/1/2018 (c)	2,390,000	2,390,000
Transportation Authority, 0.85%, 9/4/2003	4,000,000	4,000,000
		6,390,000
Wyoming 2.5%
Platte County, Pollution Control Revenue, Series A, 0.92%*, 7/1/2014 (c)	2,250,000	2,250,000
Platte County, Pollution Control Revenue, Series B, 0.92%*, 7/1/2014 (c)	300,000	300,000
Sweetwater, Pollution Control Revenue, Series A, 1.0%, 8/14/2003	2,400,000	2,400,000
		4,950,000
Total Investment Portfolio - 100.0% (Cost $195,061,914) (a)		195,061,914

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2003.
(a) The cost for federal income tax purposes was $195,061,914.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets as of July 31, 2003
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost: Short-term securities	$ 737,480,526	$ 307,902,203	$ 195,061,914
Repurchase agreements	70,098,000	167,879,000	-
Total investments in securities, at amortized cost	807,578,526	475,781,203	195,061,914
Cash	938	800	-
Receivable for investments sold	-	-	4,228,496
Interest receivable	809,158	762,911	285,127
Receivable for Portfolio shares sold	6,597,071	4,466,195	2,036,547
Other assets	16,751	10,253	11,653
Total assets	815,002,444	481,021,362	201,623,737
Liabilities
Due to custodian bank	-	-	451,383
Payable for investments purchased	-	40,000,000	-
Dividends payable	7,561	4,466	1,114
Payable for Portfolio shares redeemed	6,525,026	4,789,984	1,695,090
Accrued management fee	133,334	76,111	35,662
Other accrued expenses and payables	294,570	280,372	71,695
Total liabilities	6,960,491	45,150,933	2,254,944
Net assets, at value	$ 808,041,953	$ 435,870,429	$ 199,368,793
Net Asset Value
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	142,146	(989)	106,084
Accumulated net realized gain (loss)	(65,835)	(522)	(28,783)
Paid-in capital	807,965,642	435,871,940	199,291,492
Net assets, at value	$ 808,041,953	$ 435,870,429	$ 199,368,793
Shares outstanding	807,963,101	435,871,085	199,345,930
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended July 31, 2003
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 11,053,272	$ 6,703,483	$ 2,892,419
Expenses: Management fee	1,466,761	933,547	484,066
Services to shareholders	1,325,084	861,568	158,999
Custodian fees	61,971	56,189	16,783
Distribution service fees	2,716,929	1,729,724	726,099
Auditing	35,043	33,049	31,845
Legal	25,534	8,289	7,236
Trustees' fees and expenses	34,347	24,958	23,412
Reports to shareholders	223,701	186,249	44,741
Registration fees	19,778	12,707	20,304
Other	20,433	30,364	13,256
Total expenses, before expense reductions	5,929,581	3,876,644	1,526,741
Expense reductions	(382)	(677)	(305)
Total expenses, after expense reductions	5,929,199	3,875,967	1,526,436
Net investment income	5,124,073	2,827,516	1,365,983
Net realized gain (loss) on investment transactions	6,110	(522)	5,731
Net increase (decrease) in net assets resulting from operations	$ 5,130,183	$ 2,826,994	$ 1,371,714

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Money Market Portfolio		Government Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended July 31,		Years Ended July 31,		Years Ended July 31,
	2003	2002	2003	2002	2003	2002
Operations: Net investment income	$ 5,124,073	$ 15,307,177	$ 2,827,516	$ 7,470,093	$ 1,365,983	$ 3,180,552
Net realized gain (loss) on investment transactions	6,110	3,887	(522)	8,678	5,731	-
Net increase (decrease) in net assets resulting from operations	5,130,183	15,311,064	2,826,994	7,478,771	1,371,714	3,180,552
Distributions to shareholders from: Net investment income	(5,813,307)	(14,551,737)	(2,973,612)	(7,303,491)	(1,432,639)	(3,096,783)
Fund share transactions: Proceeds from shares sold	2,547,473,428	2,762,836,567	1,790,605,067	1,660,519,054	749,556,465	758,232,624
Reinvestment of distributions	5,829,058	15,680,793	2,980,883	7,892,525	1,418,817	3,313,778
Cost of shares redeemed	(2,482,204,454)	(2,955,171,052)	(1,819,939,600)	(1,704,256,431)	(786,328,683)	(814,320,233)
Net increase (decrease) in net assets from Portfolio share transactions	71,098,032	(176,653,692)	(26,353,650)	(35,844,852)	(35,353,401)	(52,773,831)
Increase (decrease) in net assets	70,414,908	(175,894,365)	(26,500,268)	(35,669,572)	(35,414,326)	(52,690,062)
Net assets at beginning of period	737,627,045	913,521,410	462,370,697	498,040,269	234,783,119	287,473,181
Net assets at end of period	$ 808,041,953	$ 737,627,045	$ 435,870,429	$ 462,370,697	$ 199,368,793	$ 234,783,119
Undistributed (accumulated distributions in excess of) net investment income	$ 142,146	$ 831,380	$ (989)	$ 145,107	$ 106,084	$ 172,739
Other Information
Shares outstanding at beginning of period	736,865,069	913,518,762	462,224,735	498,069,587	234,699,331	287,473,161
Shares sold	2,547,473,428	2,762,836,566	1,790,605,067	1,660,519,054	749,556,465	758,232,625
Shares issued to shareholders in reinvestment of distributions	5,829,058	15,680,793	2,980,883	7,892,525	1,418,817	3,313,778
Shares redeemed	(2,482,204,454)	(2,955,171,052)	(1,819,939,600)	(1,704,256,431)	(786,328,683)	(814,320,233)
Net increase (decrease) in Fund Shares	71,098,032	(176,653,693)	(26,353,650)	(35,844,852)	(35,353,401)	(52,773,830)
Shares outstanding at end of period	807,963,101	736,865,069	435,871,085	462,224,735	199,345,930	234,699,331

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended July 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.02	.05	.05	.04
Less distributions from net investment income	(.008)	(.02)	(.05)	(.05)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.82	1.65	5.21	5.31	4.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	808	738	914	760	1,038
Ratio of expenses before expense reductions (%)	.83	.72	.78[a]	.83	.89
Ratio of expenses after expense reductions (%)	.83	.72	.77[a]	.83	.89
Ratio of net investment income (%)	.72	1.76	5.05	5.13	4.34

Government Securities Portfolio

Years Ended July 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.02	.05	.05	.04
Less distributions from net investment income	(.006)	(.02)	(.05)	(.05)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.65	1.49	4.93	5.16	4.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	436	462	498	445	455
Ratio of expenses before expense reductions (%)	.85	.85	.91[b]	.84	.85
Ratio of expenses after expense reductions (%)	.85	.85	.90[b]	.84	.85
Ratio of net investment income (%)	.62	1.53	4.79	5.03	4.29

a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .76%, respectively.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .89% and .89%, respectively.

Tax-Exempt Portfolio

Years Ended July 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.01	.03	.03	.03
Less distributions from net investment income	(.006)	(.01)	(.03)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.65	1.16	3.19	3.25	2.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	199	235	287	271	382
Ratio of expenses (%)	.69	.62	.64[a]	.67	.62
Ratio of net investment income (%)	.62	1.19	3.13	3.17	2.65

a The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .64%.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers three series of shares (Portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government Securities Portfolio invests primarily in obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At July 31, 2003, the Portfolios had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward ($)	Expiration
Money Market Portfolio	(2,000)	7/31/2009
	(64,000)	7/31/2010
Government Securities Portfolio	(500)	7/31/2011
Tax-Exempt Portfolio	(29,000)	7/31/2005

Distribution of Income. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At July 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Undistributed ordinary income*	$ 174,496	$ 16,748	$ -
Undistributed tax-exempt income	-	-	116,190
Capital loss carryforwards	(66,000)	(500)	(29,000)

In addition, during the years ended July 31, 2003 and July 31, 2002, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2003	2002
Money Market Portfolio:
Distributions from ordinary income*	$ 5,813,307	$ 14,551,737
Government Securities Portfolio:
Distributions from ordinary income*	$ 2,973,612	$ 7,303,491
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 1,432,639	$ 3,096,783

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Fund arising in connection with a specific Portfolio are allocated to that Portfolio. Other Fund expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM or the Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable for the Money Market and Government Securities Portfolios under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of combined average daily net assets of those portfolios, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. The management fee payable for the Tax-Exempt Portfolio under the Management Agreement is equal to an annual rate of 0.22% of the first $500,000,000 of average daily net assets of such portfolio, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. Accordingly, for the year ended July 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Portfolios' average daily net assets as follows:

Portfolio	Effective Rate (%)
Money Market Portfolio	.21
Government Securities Portfolio	.21
Tax-Exempt Portfolio	.22

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended July 31, 2003, SISC received shareholder services fees as follows:

Portfolio	Total Aggregated	Unpaid at July 31, 2003
Money Market Portfolio	$ 1,073,847	$ -
Government Securities Portfolio	850,602	83,317
Tax-Exempt Portfolio	64,802	-

Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Fund.

Distribution Service Agreement. The Fund also has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, the Fund pays SDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. The amount charged to the Fund by SDI, for the year ended July 31, 2003 was as follows:

Portfolio	Total Aggregated	Unpaid at July 31, 2003
Money Market Portfolio	$ 2,716,929	$ 245,072
Government Securities Portfolio	1,729,724	145,846
Tax-Exempt Portfolio	726,099	58,691

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

2. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the year ended July 31, 2003, the Fund's custodian fees were reduced as follows:

Portfolio	Custodian Credits
Money Market Portfolio	$ 382
Government Securities Portfolio	677
Tax-Exempt Portfolio	305

3. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Ernst & Young LLP, Independent Auditors

The Trustees and Shareholders
Cash Equivalent Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Equivalent Fund ("the Fund") comprising the Money Market, Government Securities and Tax-Exempt Portfolios, as of July 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Equivalent Fund, at July 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
September 26, 2003

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Cash Equivalent Fund Tax-Exempt Portfolio for the taxable year ended July 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of July 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Healthways, Inc. (provider of disease and care management services).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (57) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (70) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (58) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Joseph Benevento[5] (36) Vice President, 2003-present	Director, Deutsche Asset Management (2002-present); formerly, Portfolio Manager for Citigroup Asset Management and Assistant Portfolio Manager for Smith Barney.	n/a
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[4] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Darlene M. Rasel[6] (52) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Charles A. Rizzo[4] (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone[4] (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins[4] (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[4] (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
John Millette[4] (40) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Caroline Pearson[4] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts
5 Address: 280 Park Avenue, New York, New York
6 Address: 345 Park Avenue, New York, New York

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

ITEM 2.         CODE OF ETHICS.
                               Scudder/DeAM Funds

       Principal Executive and Principal Financial Officer Code of Ethics

               For the Registered Management Investment Companies

                              Listed on Appendix A

                                                                 Effective Date
                                                                 [July 15, 2003]

Table of Contents
                                                                     Page Number

   VII.     Acknowledgement and Certification of Adherence to

I.       Overview

         This Principal  Executive Officer and Principal  Financial Officer Code
         of Ethics  ("Officer  Code") sets forth the  policies,  practices,  and values  expected  to be  exhibited  in the  conduct  of  the  Principal
         Executive  Officers and Principal  Financial Officers of the investment companies ("Funds") they serve ("Covered Officers").  A list of Covered
         Officers and Funds is included on Appendix A.

         The Boards of the Funds  listed on Appendix A have elected to implement the Officer Code,  pursuant to Section 406 of the Sarbanes-Oxley Act of
         2002 and the SEC's rules thereunder,  to promote and demonstrate honest and ethical conduct in their Covered Officers.

         Deutsche Asset  Management,  Inc. or its affiliates  ("DeAM") serves as the  investment  adviser to each Fund.  All Covered  Officers  are also employees of DeAM or an affiliate. Thus, in addition to adhering to the
         Officer  Code,  these  individuals  must comply with DeAM  policies and procedures,  such as the DeAM Code of Ethics governing personal trading activities,  as adopted  pursuant  to Rule 17j-1  under the  Investment
         Company Act of 1940.1 In addition,  such  individuals  also must comply with other applicable Fund policies and procedures.

         The DeAM Compliance Officer, who shall not be a Covered Officer and who shall serve as such  subject to the  approval  of the Fund's  Board (or committee  thereof),  is primarily  responsible  for  implementing  and enforcing  this Code.  The  Compliance  Officer  has the  authority  to interpret  this  Officer  Code  and  its  applicability  to  particular circumstances.  Any questions about the Officer Code should be directed to the DeAM Compliance Officer.

         The DeAM Compliance  Officer and his or her contact  information can be found in Appendix A.

II.      Purposes of the Officer Code

         The purposes of the Officer Code are to deter wrongdoing and to:

         o        promote  honest and ethical  conduct among  Covered  Officers, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

         o        promote  full,  fair,  accurate,   timely  and  understandable
                  disclosures  in reports and documents that the Funds file with or submit to the SEC (and in other public  communications from
                  the  Funds)  and  that  are  within  the   Covered   Officer's
                  responsibilities;

         o        promote   compliance   with   applicable   laws,   rules   and
                  regulations;

         o        encourage the prompt  internal  reporting of violations of the
                  Officer Code to the DeAM Compliance Officer; and

         o        establish accountability for adherence to the Officer Code.

         Any  questions  about the  Officer  Code  should be  referred to DeAM's
         Compliance Officer.

--------

1 The obligations imposed by the Officer Code are separate from, and in addition to, any obligations imposed under codes of ethics adopted pursuant to Rule 17j-1 under  the  Investment  Company  Act of  1940,  and any  other  code of  conduct applicable to Covered Officers in whatever capacity they serve. The Officer Code does not  incorporate any of those other codes and,  accordingly,  violations of those codes will not  necessarily  be considered  violations of the Officer Code and waivers granted under those codes would not necessarily  require a waiver to be  granted  under  this  Code.  Sanctions  imposed  under  those  codes  may be considered in determining appropriate sanctions for any violation of this Code.

                                                                               3

III.     Responsibilities of Covered Officers

         A.       Honest and Ethical Conduct

         It is the duty of every Covered  Officer to encourage  and  demonstrate honest and ethical conduct,  as well as adhere to and require adherence to the Officer Code and any other  applicable  policies and  procedures designed to promote this behavior.  Covered  Officers must at all times conduct  themselves with integrity and  distinction,  putting first the interests of the Fund(s) they serve.  Covered  Officers  must be honest and candid  while  maintaining  confidentiality  of  information  where required by law, DeAM policy or Fund policy.

         Covered   Officers  also  must,  at  all  times,  act  in  good  faith, responsibly  and with  due  care,  competence  and  diligence,  without misrepresenting  or being  misleading  about material facts or allowing their  independent  judgment to be subordinated.  Covered Officers also should maintain skills appropriate and necessary for the performance of their duties for the Fund(s).  Covered  Officers also must  responsibly use and control all Fund assets and resources entrusted to them.

         Covered  Officers may not  retaliate  against  others for, or otherwise discourage  the  reporting  of,  actual or apparent  violations  of the
         Officer Code or applicable laws or regulations. Covered Officers should create an  environment  that  encourages  the exchange of  information, including concerns of the type that this Code is designed to address.

         B.       Conflicts of Interest

         A  "conflict  of  interest"  occurs when a Covered  Officer's  personal interests  interfere with the interests of the Fund for which he or she serves as an officer.  Covered  Officers may not  improperly  use their position with a Fund for personal or private gain to themselves,  their family,  or any other person.  Similarly,  Covered Officers may not use
         their  personal  influence  or  personal   relationships  to  influence
         decisions  or other Fund  business or  operational  matters  where they would  benefit  personally  at the  Fund's  expense  or to  the  Fund's detriment.  Covered Officers may not cause the Fund to take action,  or refrain from taking action,  for their  personal  benefit at the Fund's expense or to the Fund's  detriment.  Some  examples  of  conflicts  of interest  follow  (this  is not an  all-inclusive  list):  being in the position of  supervising,  reviewing or having any influence on the job evaluation,  pay or benefit of any  immediate  family  member who is an employee of a Fund service provider or is otherwise associated with the
         Fund; or having an ownership  interest in, or having any  consulting or employment relationship with, any Fund service provider other than DeAM or its affiliates.

         Certain  conflicts  of  interest  covered by this Code arise out of the relationships  between  Covered  Officers and the Fund that already are subject to conflict of interest  provisions in the  Investment  Company
         Act and the Investment Advisers Act. For example,  Covered Officers may not individually  engage in certain  transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as  "affiliated  persons"  of the Fund.  Covered  Officers  must comply with applicable laws and regulations.  Therefore, any violations
         of  existing  statutory  and  regulatory   prohibitions  on  individual
         behavior could be considered a violation of this Code.

         As  to  conflicts  arising  from,  or  as  a  result  of  the  advisory relationship (or any other relationships) between the Fund and DeAM, of which the  Covered  Officers  are also  officers  or  employees,  it is recognized by the Board that, subject to DeAM's fiduciary duties to the
         Fund,  the Covered  Officers  will in the normal course of their duties
         (whether formally for the Fund or for DeAM, or for both) be involved in establishing  policies  and  implementing  decisions  which  will  have different  effects on

                                                                               4

         DeAM and the Fund. The Board  recognizes that the  participation of the
         Covered  Officers  in  such  activities  is  inherent  in the  contract relationship  between  the Fund and DeAM,  and is  consistent  with the expectation of the Board of the performance by the Covered  Officers of their duties as officers of the Fund.

         Covered  Officers  should  avoid  actual  conflicts  of  interest,  and appearances  of conflicts of  interest,  between the Covered  Officer's duties  to the  Fund and his or her  personal  interests  beyond  those contemplated  or anticipated  by applicable  regulatory  schemes.  If a
         Covered  Officer  suspects or knows of a conflict or an  appearance  of one, the Covered Officer must immediately report the matter to the DeAM
         Compliance  Officer.  If a Covered Officer, in lieu of reporting such a matter to the DeAM Compliance  Officer,  may report the matter directly to the Fund's Board (or committee  thereof),  as appropriate  (e.g., if the  conflict  involves  the DeAM  Compliance  Officer  or the  Covered
         Officer reasonably  believes it would be futile to report the matter to the DeAM Compliance Officer).

         When  actual,  apparent or  suspected  conflicts  of interest  arise in connection with a Covered  Officer,  DeAM personnel aware of the matter should promptly contact the DeAM Compliance  Officer.  There will be no reprisal or retaliation against the person reporting the matter.

         Upon receipt of a report of a possible  conflict,  the DeAM  Compliance
         Officer will take steps to determine  whether a conflict exists.  In so doing,  the DeAM  Compliance  Officer  may take any  actions  he or she determines to be appropriate in his or her sole  discretion and may use
         all  reasonable  resources,   including  retaining  or  engaging  legal
         counsel,  accounting firms or other consultants,  subject to applicable law.2 The costs  associated with such actions may be borne by the Fund, if appropriate,  after consultation with the Fund's Board (or committee thereof).  Otherwise,  such  costs  will be  borne  by  DeAM  or  other appropriate Fund service provider.

         After full review of a report of a possible  conflict of interest,  the
         DeAM  Compliance  Officer may determine  that no conflict or reasonable appearance  of a conflict  exists.  If,  however,  the DeAM  Compliance
         Officer  determines  that an actual  conflict  exists,  the  Compliance
         Officer will resolve the conflict  solely in the interests of the Fund, and will report the conflict and its resolution to the Fund's Board (or committee thereof).  If the DeAM Compliance Officer determines that the appearance of a conflict exists,  the DeAM Compliance Officer will take appropriate  steps to remedy such  appearance.  In lieu of  determining whether  a  conflict  exists  and/or  resolving  a  conflict,  the DeAM
         Compliance Officer instead may refer the matter to the Fund's Board (or committee  thereof),  as  appropriate.  However,  the  DeAM  Compliance
         Officer  must  refer the  matter  to the  Fund's  Board  (or  committee thereof) if the DeAM  Compliance  Officer is  directly  involved in the conflict or under similar appropriate circumstances.

         After  responding to a report of a possible  conflict of interest,  the
         DeAM  Compliance  Officer  will  discuss  the  matter  with the  person reporting it (and with the Covered  Officer at issue, if different) for
         purposes  of  educating   those  involved  on  conflicts  of  interests
         (including how to detect and avoid them, if appropriate).

         Appropriate   resolution   of  conflicts   may  restrict  the  personal
         activities of the Covered  Officer and/or his family,  friends or other persons.

         Solely because a conflict is disclosed to the DeAM  Compliance  Officer
         (and/or the Board or  Committee  thereof)  and/or  resolved by the DeAM
         Compliance  Officer does not mean that the  conflict or its  resolution constitutes a waiver from the Code's requirements.

--------

2 For  example,  retaining  a Fund's  independent  accounting  firm may  require pre-approval by the Fund's audit  committee.

                                                                               5

         Any  questions  about  conflicts  of  interests,  including  whether  a particular  situation  might be a  conflict  or an  appearance  of one, should be directed to the DeAM Compliance Officer.

         C.       Use of Personal Fund Shareholder Information

         A Covered Officer may not use or disclose  personal  information  about
         Fund  shareholders,  except in the performance of his or her duties for the Fund. Each Covered Officer also must abide by the Funds' and DeAM's privacy policies under SEC Regulation S-P.

         D.       Public Communications

         In connection with his or her  responsibilities for or involvement with
         a  Fund's  public   communications  and  disclosure   documents  (e.g.,
         shareholder reports,  registration  statements,  press releases),  each
         Covered  Officer must  provide  information  to Fund service  providers
         (within the DeAM  organization  or  otherwise)  and to the Fund's Board
         (and  any  committees  thereof),   independent   auditors,   government
         regulators and  self-regulatory  organizations that is fair,  accurate, complete, objective, relevant, timely and understandable.

         Further,  within the scope of their  duties,  Covered  Officers  having direct or supervisory authority over Fund disclosure documents or other public Fund communications will, to the extent appropriate within their area of responsibility, endeavor to ensure full, fair, timely, accurate and  understandable  disclosure  in  Fund  disclosure  documents.  Such
         Covered Officers will oversee, or appoint others to oversee,  processes for the timely and accurate  creation and review of all public  reports and regulatory filings. Within the scope of his or her responsibilities as a Covered  Officer,  each  Covered  Officer  also  will  familiarize himself or herself with the disclosure  requirements  applicable to the
         Fund,  as well as the business and  financial  operations  of the Fund.
         Each Covered  Officer  also will adhere to, and will promote  adherence to, applicable disclosure controls, processes and procedures, including
         DeAM's Disclosure Controls and Procedures,  which govern the process by which Fund disclosure documents are created and reviewed.

         To the extent that Covered  Officers  participate  in the creation of a
         Fund's  books or records,  they must do so in a way that  promotes  the accuracy, fairness and timeliness of those records.

         E.       Compliance with Applicable Laws, Rules and Regulations

         In connection with his or her duties and within the scope of his or her responsibilities as a Covered Officer, each Covered Officer must comply with governmental  laws, rules and regulations,  accounting  standards,
         and  Fund   policies/procedures   that   apply  to  his  or  her  role,
         responsibilities  and duties  with  respect  to the Funds  ("Applicable
         Laws").  These  requirements  do not  impose on  Covered  Officers  any additional  substantive duties.  Additionally,  Covered Officers should promote compliance with Applicable Laws.

         If a Covered  Officer  knows of any material  violations  of Applicable
         Laws or suspects that such a violation may have  occurred,  the Covered
         Officer  is  expected  to  promptly  report  the  matter  to  the  DeAM
         Compliance Officer.

                                                                               6

IV.      Violation Reporting

         A.       Overview

         Each  Covered  Officer  must  promptly  report  to the DeAM  Compliance
         Officer,   and  promote  the  reporting  of,  any  known  or  suspected violations of the Officer Code.  Failure to report a violation may be a violation of the Officer Code.

         Examples of violations of the Officer Code include, but are not limited to, the following:

         o        Unethical or dishonest behavior

         o        Obvious lack of adherence to policies  surrounding  review and approval of public communications and regulatory filings

         o        Failure to report violations of the Officer Code

         o        Known or obvious deviations from Applicable Laws

         o        Failure to  acknowledge  and certify  adherence to the Officer
                  Code

         The  DeAM  Compliance  Officer  has the  authority  to take any and all action he or she considers appropriate in his or her sole discretion to investigate  known or suspected Code violations,  including  consulting
         with  the  Fund's  Board,  the  independent  Board  members,   a  Board
         committee,  the Fund's legal counsel and/or counsel to the  independent
         Board members. The Compliance Officer also has the authority to use all reasonable resources to investigate violations,  including retaining or engaging legal counsel, accounting firms or other consultants,  subject to applicable law.3 The costs associated with such actions may be borne by the Fund, if appropriate,  after  consultation with the Fund's Board
         (or committee thereof). Otherwise, such costs will be borne by DeAM.

         B.       How to Report

         Any known or suspected  violations of the Officer Code must be promptly reported to the DeAM Compliance Officer.

         C.       Process for Violation Reporting to the Fund Board

         The DeAM Compliance  Officer will promptly report any violations of the
         Code to the Fund's Board (or committee thereof).

         D.       Sanctions for Code Violations

         Violations of the Code will be taken seriously. In response to reported or otherwise known  violations,  DeAM and the relevant Fund's Board may impose sanctions  within the scope of their  respective  authority over the Covered Officer at issue.  Sanctions  imposed by DeAM could include termination  of employment.  Sanctions  imposed by a Fund's Board could include termination of association with the Fund.

V.       Waivers from the Officer Code

         A  Covered  Officer  may  request  a waiver  from the  Officer  Code by transmitting  a written  request  for a waiver  to the DeAM  Compliance
         Officer.4  The request must include the  rationale  for the request and must explain how the waiver would be in furtherance of the standards of conduct  described in and underlying  purposes of the Officer Code. The
         DeAM  Compliance  Officer will present this  information

--------

3 For  example,  retaining  a Fund's  independent  accounting  firm may  require pre-approval by the Fund's audit committee.

4 Of course,  it is not a waiver of the  Officer  Code if the  Fund's  Board (or committee thereof)  determines that a matter is not a deviation from the Officer
Code's requirements or is otherwise not covered by the Code.

                                                                               7

         to the Fund's Board (or committee  thereof).  The Board (or  committee)
         will determine  whether to grant the requested waiver. If the Board (or committee)  grants the requested  waiver,  the DeAM Compliance  Officer thereafter  will  monitor  the  activities  subject to the  waiver,  as appropriate, and will promptly report to the Fund's Board (or committee thereof) regarding such activities, as appropriate.

         The DeAM Compliance Officer will coordinate and facilitate any required public disclosures of any waivers granted or any implicit waivers.

VI.      Amendments to the Code

         The DeAM  Compliance  Officer will review the Officer Code from time to time for its continued  appropriateness and will propose any amendments to the  Fund's  Board (or  committee  thereof)  on a timely  basis.  In addition, the Board (or committee thereof) will review the Officer Code at least annually for its continued  appropriateness  and may amend the
         Code as necessary or appropriate.

         The DeAM Compliance Officer will coordinate and facilitate any required public disclosures of Code amendments.

VII.     Acknowledgement and Certification of Adherence to the Officer Code

         Each  Covered  Officer  must sign a  statement  upon  appointment  as a
         Covered Officer and annually  thereafter  acknowledging  that he or she has  received  and read the Officer  Code,  as amended or updated,  and confirming  that  he or she has  complied  with  it  (see  Appendix  B:
         Acknowledgement  and  Certification  of  Obligations  Under the Officer
         Code).

         Understanding  and  complying  with the  Officer  Code  and  truthfully completing the  Acknowledgement  and Certification Form is each Covered
         Officer's obligation.

         The DeAM Compliance Officer will maintain such  Acknowledgements in the
         Fund's books and records.

VIII.    Scope of Responsibilities

         A Covered Officer's responsibilities under the Officer Code are limited to:

                  (1)      Fund  matters  over  which  the  Officer  has  direct
                           responsibility  or  control,  matters  in  which  the
                           Officer  routinely  participates,  and  matters  with
                           which  the  Officer  is  otherwise   involved  (i.e.,
                           matters  within  the scope of the  Covered  Officer's
                           responsibilities  as a Fund  officer);  and

                  (2)      Fund   matters  of  which  the   Officer  has  actual
                           knowledge.

         IX.      Recordkeeping

         The DeAM  Compliance  Officer  will  create  and  maintain  appropriate records regarding the implementation and operation of the Officer Code, including records relating to conflicts of interest  determinations and investigations of possible Code violations.

                                                                               8

X.       Confidentiality

         All reports and records prepared or maintained pursuant to this Officer
         Code  shall be  considered  confidential  and shall be  maintained  and protected  accordingly.  Except as  otherwise  required  by law or this
         Officer Code,  such matters shall not be disclosed to anyone other than the DeAM Compliance  Officer,  the Fund's Board (or committee thereof), legal counsel, independent auditors, and any consultants engaged by the
         Compliance Officer.

                                                                               9

         Appendices

         Appendix A:

         List of Officers Covered under the Code, by Board:

================================================================================
 Fund Board     Principal Executive    Principal Financial    Other Persons with
                     Officers               Officers          Similar Functions
--------------------------------------------------------------------------------
Chicago         Richard T. Hale        Charles A. Rizzo       --
================================================================================

         DeAM Compliance Officer:

         Name: Amy Olmert

         DeAM Department: Compliance

         Phone Numbers: 410-895-3661 (Baltimore) and 212-454-0111 (New York)

         Fax Numbers: 410-895-3837 (Baltimore) and 212-454-2152 (New York)

As of:   [July 15], 2003

                                                                              10

Appendix B: Acknowledgement and Certification

                    Initial Acknowledgement and Certification
                      of Obligations Under the Officer Code

--------------------------------------------------------------------------------
Print Name                 Department              Location         Telephone

         1.       I  acknowledge  and certify that I am a Covered  Officer under the Scudder Fund  Principal  Executive and  Financial  Officer
                  Code of Ethics ("Officer Code"),  and therefore subject to all of its requirements and provisions.

         2.       I have received and read the Officer Code and I understand the requirements and provisions set forth in the Officer Code.

         3.       I have disclosed any conflicts of interest of which I am aware to the DeAM Compliance Officer.

         4.       I will act in the best interest of the Funds for which I serve as an  officer  and have  maintained  the  confidentiality  of personal information about Fund shareholders.

         5.       I will report any known or suspected violations of the Officer
                  Code in a timely manner to the DeAM Compliance Officer.

--------------------------------------------------------------------------------
Signature                                                             Date

                                                                              11

                    Annual Acknowledgement and Certification
                      of Obligations Under the Officer Code

--------------------------------------------------------------------------------
Print Name                 Department              Location         Telephone

         6.       I  acknowledge  and certify that I am a Covered  Officer under the Scudder Fund  Principal  Executive and  Financial  Officer
                  Code of Ethics ("Officer Code"),  and therefore subject to all of its requirements and provisions.

         7.       I have  received and read the Officer  Code,  and I understand the requirements and provisions set forth in the Officer Code.

         8.       I have adhered to the Officer Code.

         9.       I have not knowingly been a party to any conflict of interest, nor have I had  actual  knowledge  about  actual  or  apparent conflicts  of  interest  that I did  not  report  to the  DeAM
                  Compliance  Officer  in  accordance  with the  Officer  Code's requirements.

         10.      I have  acted in the best  interest  of the  Funds for which I serve as an officer and have maintained the confidentiality of personal information about Fund shareholders.

         11.      With  respect to the  duties I perform  for the Fund as a Fund officer,  I believe that  effective  processes are in place to create and file public  reports and  documents  in  accordance with applicable regulations.

         12.      With  respect to the  duties I perform  for the Fund as a Fund officer,  I have complied to the best of my knowledge with all
                  Applicable  Laws (as that term is defined in the Officer Code)
                  and  have  appropriately  monitored  those  persons  under  my supervision for compliance with Applicable Laws.

         13.      I have  reported  any  known or  suspected  violations  of the
                  Officer  Code  in a  timely  manner  to  the  DeAM  Compliance
                  Officer.

--------------------------------------------------------------------------------
Signature                                                             Date

                                                                              12

         Appendix C:  Definitions

         Principal Executive Officer

         Individual  holding  the office of  President  of the Fund or series of
         Funds, or a person performing a similar function.

         Principal Financial Officer

         Individual  holding  the office of  Treasurer  of the Fund or series of
         Funds, or a person performing a similar function.

         Registered Investment Management Investment Company

         Registered  investment  companies other than a face-amount  certificate company or a unit investment trust.

         Waiver

         A waiver is an approval of an exemption from a Code requirement.

         Implicit Waiver

         An implicit  waiver is the failure to take action  within a  reasonable period of time  regarding a material  departure  from a requirement  or provision  of the  Officer  Code that has been  made  known to the DeAM
         Compliance Officer or the Fund's Board (or committee thereof).

                                                                              13

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Government Securities Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Government Securities Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    ---------------------------